Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capital lease obligations	$ 7,563	$ 9,121
Other long-term borrowings	12,318	3,824
Total	775,898	651,602
Current portion of long-term debt	4,727	1,634
Long-term debt, excluding current portion	771,171	649,968
2023 Notes [Member]
Debt Instrument [Line Items]
Notes payable	468,470
2016 Notes [Member]
Debt Instrument [Line Items]
Notes payable	287,547	331,859
2019 Notes [Member]
Debt Instrument [Line Items]
Notes payable		$ 306,798